Risk Administration (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other financial liabilities no derivative	$ 689,305,135	$ 602,553,419
Hedgin derivative	9,493,320	9,941,501
Total	698,798,455	612,494,920
Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	205,140,483	133,754,059
Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	426,412,506	412,221,789
Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	11,980,948	14,116,167
Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	45,771,198	42,461,404
Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	411,954	4,243,939
Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	9,081,366	5,697,562
0 to 3 months
Statement [Line Items]
Other financial liabilities no derivative	11,628,369	7,480,235
Hedgin derivative	1,211,165	5,420,242
Total	12,839,534	12,900,477
0 to 3 months | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	4,505,654	836,693
0 to 3 months | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	5,163,114	4,954,003
0 to 3 months | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	0	0
0 to 3 months | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	1,959,601	1,689,539
0 to 3 months | Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	411,954	4,243,939
0 to 3 months | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	799,211	1,176,303
3 months to 1 year
Statement [Line Items]
Other financial liabilities no derivative	99,881,647	65,586,809
Hedgin derivative	4,245,323	4,521,259
Total	104,126,970	70,108,068
3 months to 1 year | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	74,860,895	39,751,923
3 months to 1 year | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	7,667,710	7,303,258
3 months to 1 year | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	11,980,948	14,116,167
3 months to 1 year | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	5,372,094	4,415,461
3 months to 1 year | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	4,245,323	4,521,259
Over 1 year to 3 years
Statement [Line Items]
Other financial liabilities no derivative	182,782,306	121,912,557
Hedgin derivative	883,649	0
Total	183,665,955	121,912,557
Over 1 year to 3 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	112,655,890	79,476,094
Over 1 year to 3 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	59,816,383	34,748,671
Over 1 year to 3 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	0	0
Over 1 year to 3 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	10,310,033	7,687,792
Over 1 year to 3 years | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	883,649
Over 3 years to 5 years
Statement [Line Items]
Other financial liabilities no derivative	130,600,053	127,561,253
Hedgin derivative	3,153,183	0
Total	133,753,236	127,561,253
Over 3 years to 5 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	10,390,245	12,885,867
Over 3 years to 5 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	116,282,352	109,950,580
Over 3 years to 5 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	0	0
Over 3 years to 5 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	3,927,456	4,724,806
Over 3 years to 5 years | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	3,153,183
Over 5 years
Statement [Line Items]
Other financial liabilities no derivative	264,412,760	280,012,565
Hedgin derivative	0	0
Total	264,412,760	280,012,565
Over 5 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	2,727,799	803,482
Over 5 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	237,482,947	255,265,277
Over 5 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	0	0
Over 5 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	24,202,014	23,943,806
Book value
Statement [Line Items]
Other financial liabilities no derivative	585,632,176	504,573,662
Hedgin derivative	9,225,410	9,567,579
Total	594,857,586	514,141,241
Book value | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	190,661,800	125,906,105
Book value | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	347,828,044	332,416,479
Book value | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	11,980,948	14,116,167
Book value | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	35,161,384	32,134,911
Book value | Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	411,954	4,243,939
Book value | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	$ 8,813,456	$ 5,323,640